Condensed Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 05, 2020
Balance (in Shares) at Jun. 05, 2020
Issuance of common stock to initial stockholder at approximately $0.0001 per share		$ 863	24,137		$ 25,000
Issuance of common stock to initial stockholder at approximately $0.0001 per share (in Shares)		8,625,000
Net loss				(683)	(683)
Balance at Jun. 30, 2020			24,137	(683)
Balance (in Shares) at Jun. 30, 2020		8,625,000
Sale of Units in initial public offering at $10.00 per unit	$ 3,450		344,996,550		345,000,000
Sale of Units in initial public offering at $10.00 per unit (in Shares)	34,500,000
Underwriters’ discount and offering expenses			(19,498,140)		(19,498,140)
Sale of 5,933,334 Private Placement Warrants at $1.50 per warrant			8,900,000		8,900,000
Class A common stock subject to possible redemption	$ (3,293)		(329,346,537)		(329,349,830)
Class A common stock subject to possible redemption (in Shares)	(32,934,983)
Net loss				(76,341)	(76,341)
Balance at Sep. 30, 2020			$ 5,076,010	$ (77,024)	$ 5,000,006
Balance (in Shares) at Sep. 30, 2020	1,565,017	8,625,000